                                                  [INVENTOR FUNDS LOGO]

---------------------
INVENTOR FUNDS

INVESTMENT ADVISER

Integra Trust Company



SUB ADVISERS

Wellington Management Company

SunBank Capital Management, N.A.


ADMINISTRATOR
SEI Financial Management Corporation

TRANSFER AGENT

DST Systems, Inc.


DISTRIBUTOR
SEI Financial Services Company

COUNSEL
Morgan, Lewis & Bockius

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.



INT-F-252-02


PROSPECTUS

PRIME OBLIGATIONS MONEY
MARKET FUND

TREASURY SECURITIES MONEY
MARKET FUND

INTERMEDIATE GOVERNMENT
SECURITIES FUND

GNMA SECURITIES FUND

EQUITY GROWTH FUND


AUGUST 28, 1995

-------------------------------------------------------------------
TABLE OF CONTENTS


Summary......................     2
Expense Summary..............     4
Financial Highlights.........     6
The Corporation..............     7
Investment Objectives and
   Policies .................     7
General Investment
   Policies..................     8
Investment Limitations.......     9
Fundamental Policies.........     9
The Adviser..................     9
The Sub-Advisers.............    10
The Administrator............    11
The Transfer Agent...........    11
The Distributor..............    11
How to Purchase Shares.......    12
Exchanges....................    15
Redemption of Shares.........    15
Performance..................    17
Taxes........................    18
General Information..........    20
Description of Permitted
  Investments
and Risk Factors.............    21

PROSPECTUS

                            [INVENTOR FUNDS LOGO]

                              Investment Adviser:

                  INTEGRA TRUST COMPANY, NATIONAL ASSOCIATION


Inventor Funds, Inc. (the "Corporation") is a mutual fund that seeks to provide a convenient means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the following Funds:

                      PRIME OBLIGATIONS MONEY MARKET FUND
                     TREASURY SECURITIES MONEY MARKET FUND
                    INTERMEDIATE GOVERNMENT SECURITIES FUND
                              GNMA SECURITIES FUND
                               EQUITY GROWTH FUND

                                    CLASS A


Class A Shares of the Funds are offered to individuals and institutional investors, including customers of affiliates and correspondents of Integra Financial Corporation. Class A shares are sold with a front-end sales load that will be reduced or waived in certain circumstances. Integra Trust Company, National Association, the Funds' investment adviser, is an affiliate of Integra Financial Corporation.



THE CORPORATION'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING INTEGRA TRUST COMPANY, OR ITS AFFILIATES. THE CORPORATION'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


AS WITH ANY MUTUAL FUND, AN INVESTMENT IN THE PRIME OBLIGATIONS MONEY MARKET FUND OR THE TREASURY SECURITIES MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


This Prospectus sets forth concisely the basic information about the Funds and the Corporation that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 28, 1995, has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087-1658, or by calling 1-800-6INVENT (1-800-646-8368). The Statement of Additional Information is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AUGUST 28, 1995

                                    SUMMARY


Inventor Funds, Inc. (the "Corporation") is an open-end management investment company which provides a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Class A shares of the Corporation's Prime Obligations Money Market Fund, Treasury Securities Money Market Fund, Intermediate Government Securities Fund, GNMA Securities Fund and Equity Growth Fund (each a "Fund" and, together, the "Funds").


What are the Investment Objectives and Policies of each Fund? The PRIME OBLIGATIONS MONEY MARKET FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing in high quality money market instruments. The TREASURY SECURITIES MONEY MARKET FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing in U.S. Treasury obligations. The INTERMEDIATE GOVERNMENT SECURITIES FUND seeks preservation of capital and a high degree of liquidity while providing current income by investing primarily in obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities. The GNMA SECURITIES FUND seeks the highest level of current income consistent with preservation of capital and a high degree of liquidity by investing primarily in mortgage pass-through securities guaranteed by the Government National Mortgage Corporation. The EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common stocks and securities convertible into common stocks. There is no assurance that any Fund will meet its investment objective. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

What are the Risks involved with an Investment in the Funds? The PRIME OBLIGATIONS AND TREASURY SECURITIES MONEY MARKET FUNDS seek to maintain a net asset value of $1.00 per share. There can be no assurance that these Funds will be able to maintain a net asset value of $1.00. Shares of the INTERMEDIATE GOVERNMENT SECURITIES, GNMA SECURITIES AND EQUITY GROWTH FUNDS will fluctuate in value with the value of their underlying portfolio securities. Values of fixed income securities and, correspondingly, share prices of Funds invested in such securities tend to vary inversely with interest rates and may be affected by other market and economic factors as well. Common stocks in which the Equity Growth Fund may invest may be more volatile and may fluctuate in value more than other types of investments.


Who is the Adviser? Integra Trust Company serves as the Adviser of the Funds. See "Expense Summary" and "The Adviser."


Who are the Sub-Advisers? Wellington Management Company serves as Sub-Adviser to the Prime Obligations Money Market Fund, Treasury Securities Money Market Fund, Intermediate Government Securities Fund and GNMA Securities Fund. SunBank Capital Management, N.A. serves as Sub-Adviser to the Equity Growth Fund. See "The Sub-Advisers."

Who is the Administrator? SEI Financial Management Corporation serves as the Administrator and shareholder servicing agent of the Corporation. See "Expense Summary" and "The Administrator."


Who is the Transfer Agent? DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Corporation. See "The Transfer Agent."

Who is the Distributor? SEI Financial Services Company serves as distributor of the Corporation's shares. See "The Distributor."



How do I Purchase and Redeem Shares? Purchases and redemptions of shares may be made on any day on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days"). A purchase order for shares will be executed at a per share price equal to the net asset value per share next determined after the receipt of the purchase order plus any applicable sales charges. The minimum initial investment is $500 ($250 for IRAs and $100 for officers, directors, employees, or retirees of Integra Trust Company, and its affiliates). Net asset value for the Intermediate Government Securities, GNMA Securities and Equity Growth Funds is determined as of the close of business of the New York Stock Exchange (currently 4:00 p.m., Eastern Time), on any Business Day. Net asset value for the Prime Obligations Money Market and Treasury Securities Money Market Funds is determined as of 2:00 p.m., Eastern Time, on any Business Day. Redemption orders for the Intermediate Government Securities, GNMA Securities and Equity Growth Funds must be placed prior to 4:00 p.m., Eastern Time, on any Business Day for the order to be effective that day. Redemption orders for the Prime Obligations Money Market and Treasury Securities Money Market Funds must be placed prior to 2:00 p.m., Eastern Time, on any Business Day for the order to be effective that day. See "Purchase of Shares" and "Redemption of Shares."


How are Dividends Paid? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

                                EXPENSE SUMMARY
                                                                         CLASS A


                                      PRIME         TREASURY
                                      OBLIGATIONS   SECURITIES   INTERMEDIATE
                                      MONEY         MONEY        GOVERNMENT     GNMA         EQUITY
SHAREHOLDER TRANSACTION               MARKET        MARKET       SECURITIES     SECURITIES   GROWTH
  EXPENSES                            FUND          FUND         FUND           FUND         FUND
----------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed
  on Purchases (as a
  percentage of offering price)       None          None         4.00%          4.00%        4.00%
Maximum Sales Load Imposed
  on Reinvested Dividends (as a
  percentage of offering price)       None          None         None           None         None
Maximum Contingent Deferred
  Sales Charge                        None          None         None           None         None
Exchange Fee                          None          None         None           None         None
Wire Redemption Fee                   $10           $10          $10            $10          $10
ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Advisory Fees
  (after fee waivers) (1)             .24%          .20%         .47%           .40%         .57%
Rule 12b-1 Fees (after fee
  waivers) (2)                        .00%          .00%         .00%           .00%         .00%
Other Expenses                        .31%          .35%         .38%           .45%         .38%
Total Operating Expenses
  (after fee waivers) (3)             .55%          .55%         .85%           .85%         .95%


(1) The Adviser has agreed to waive a portion of its fees. The Adviser reserves the right to terminate the waiver at any time in its sole discretion. Absent such fee waivers, advisory fees would be .45% for the Prime Obligations Money Market Fund, .45% for the Treasury Securities Money Market Fund, .70% for the Intermediate Government Securities Fund, .70% for the GNMA Securities Fund, and .85% for the Equity Growth Fund.

(2) The Class A Plan provides that Class A shares will bear the costs of distribution expenses and related service fees at the annual rate of .25% of each Fund's average daily net assets. The Distributor has agreed to voluntarily waive any fees payable pursuant to the Plan. The Distributor reserves the right to terminate this waiver at any time in its sole discretion.


(3) Absent the Adviser's voluntary fee waivers and the Distributor's waiver of 12b-1 fees, total operating expenses would be 1.01% for the Prime Obligations Money Market Fund, 1.05% for the Treasury Securities Money Market Fund, 1.33% for the Intermediate Government Securities Fund, 1.40% for the GNMA Securities Fund, and 1.48% for the Equity Growth Fund.

EXAMPLE
--------------------------------------------------------------------------------


                                                           1 yr.      3 yrs.     5 yrs.     10 yrs.
----------------------------------------------------------------------------------------------------
An investor in a Fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:
Prime Obligations Money Market Fund                         $ 6         $18        $31        $ 69
Treasury Securities Money Market Fund                       $ 6         $18        $31        $ 69
Intermediate Government Securities Fund                     $48         $66        $85        $141
GNMA Securities Fund                                        $48         $66        $85        $141
Equity Growth Fund                                          $49         $69        $90        $152


--------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. A person who purchases shares through a financial institution may be charged separate fees by that institution. The information set forth in the foregoing table and example relates only to Class A shares. The Funds also offer Class B shares, which are subject to the same expenses as Class A shares except that Class B shares bear no distribution costs or sales loads. Class B shares are currently not being offered for any Fund.



The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "How to Purchase Shares."



Long-term investors may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers, Inc. ("NASD").

FINANCIAL HIGHLIGHTS



The following information has been audited by Coopers & Lybrand L.L.P., the Corporation's independent accountants, as indicated in their report dated June 9, 1995, on the Corporation's financial statements as of April 30, 1995, included in the Corporation's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Corporation's financial statements and notes thereto. Additional information is set forth in the 1995 Annual Report to Shareholders and is available without charge by calling 1-800-6INVENT.


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                      DISTRIBUTIONS
                               NET                                 -------------------     NET                 NET
                              ASSET                 NET REALIZED      FROM      FROM      ASSET              ASSETS     RATIO OF
                              VALUE       NET      AND UNREALIZED     NET      REALIZED   VALUE                END      EXPENSES
                            BEGINNING  INVESTMENT      GAINS       INVESTMENT  CAPITAL     END     TOTAL    OF PERIOD  TO AVERAGE
                            OF PERIOD    INCOME    ON SECURITIES     INCOME     GAINS   OF PERIOD  RETURN     (000)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------
---------------
EQUITY GROWTH
---------------
 CLASS A
 1995(1)(3)                  $ 10.00     $ 0.12        $ 0.71        $(0.12)   $ (0.02)  $ 10.69    8.33 %+ $  46,657      0.95%
--------------------------------------
INTERMEDIATE GOVERNMENT SECURITIES
--------------------------------------
 CLASS A
 1995(1)(3)                    10.00       0.44          0.02         (0.44)        --     10.02    4.75 +     53,316      0.85
------------------
GNMA SECURITIES
------------------
 CLASS A
 1995(1)(3)                    10.00       0.48          0.16         (0.48)        --     10.16    6.61 +     42,212      0.85
-----------------------------------
PRIME OBLIGATIONS MONEY MARKET
-----------------------------------
 CLASS A
 1995(2)                        1.00       0.04            --         (0.04)        --      1.00    3.76 +    290,058      0.55
------------------------------------
TREASURY SECURITIES MONEY MARKET
------------------------------------
 CLASS A
 1995(2)                        1.00       0.04            --         (0.04)        --      1.00    3.60 +     80,491      0.55

                                                           RATIO OF NET
                                 NET         EXPENSES         INCOME
                             INVESTMENT     TO AVERAGE      TO AVERAGE
                               INCOME       NET ASSETS      NET ASSETS    PORTFOLIO
                             TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
                             NET ASSETS      WAIVERS)        WAIVERS)       RATE
---------------------------
---------------
EQUITY GROWTH
---------------
 CLASS A
 1995(1)(3)                      1.57%         1.48%           1.04%         110%
---------------------------
INTERMEDIATE GOVERNMENT SEC
---------------------------
 CLASS A
 1995(1)(3)                      6.17          1.33            5.69          172
------------------
GNMA SECURITIES
------------------
 CLASS A
 1995(1)(3)                      6.68          1.40            6.13          226
---------------------------
PRIME OBLIGATIONS MONEY MAR
---------------------------
 CLASS A
 1995(2)                         5.16          1.01            4.70           --
---------------------------
TREASURY SECURITIES MONEY M
---------------------------
 CLASS A
 1995(2)                         5.00          1.05            4.50           --



  + Returns are for the period indicated and have not been annualized.


(1) Commenced operations on August 10, 1994. All ratios for the period have been annualized.


(2) Commenced operations on August 8, 1994. All ratios for the period have been annualized.


(3) Total Return does not reflect the sales charge.

THE CORPORATION


INVENTOR FUNDS, INC. (the "Corporation") is an open-end management investment company that offers common stock ("shares") in the Funds through separate Classes (Class A and Class B), which provide for variations in sales charges, distribution costs, voting rights and dividends. This Prospectus offers Class A shares of the Corporation's Prime Obligations Money Market Fund ("Prime Obligations Fund"), and Treasury Securities Money Market Fund ("Treasury Securities Fund") (collectively the "Money Market Funds"), and the Corporation's Intermediate Government Securities Fund ("Intermediate Government Fund"), GNMA Securities Fund and Equity Growth Fund (collectively the "Non-Money Market Funds") (each a "Fund" and, together, the "Funds"). Additional information pertaining to the Corporation may be obtained in writing from SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-6INVENT (1-800-646-8368).


INVESTMENT OBJECTIVES AND POLICIES

Each Fund has its own investment objectives and policies. There is no assurance that the investment objective of a Fund will be met.

PRIME OBLIGATIONS MONEY MARKET FUND

The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. It is a fundamental policy of the Fund to use its best efforts to maintain a constant net asset value of $1.00 per share.


The Fund invests exclusively in the following short-term debt instruments: (i) commercial paper rated in the top two short-term rating categories by two or more nationally recognized security rating organizations ("NRSROs"), or one NRSRO if only one NRSRO has rated the security, or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) certificates of deposit, time deposits, bank notes and bankers' acceptances that are rated in the top two short-term rating categories by two or more NRSROs or that are of comparable quality of banks and savings and loan institutions; (iii) corporate obligations rated AAA or AA by Standard & Poor's Corporation ("S&P") or Aaa or Aa by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Sub-Adviser to be of comparable quality; (iv) U.S. Treasury obligations; (v) obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government; (vi) repurchase agreements involving any of such obligations; and (vii) commercial paper issued by state and local governmental issuers, rated by at least two NRSROs in one of the two highest municipal bond rating categories, and provides yields competitive with other types of money market instruments of comparable quality. (The securities the Fund may invest in are sometimes referred to herein as Money Market Instruments.) The purchase of single-rated and unrated securities by the Sub-Adviser is subject to ratification by the Corporation's Board of Directors.


TREASURY SECURITIES MONEY MARKET FUND

The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. It is a fundamental policy of the Fund to use its best efforts to maintain a constant net asset value of $1.00 per share.

The Treasury Securities Fund invests exclusively in U.S. Treasury obligations (including STRIPS) and repurchase agreements involving such obligations.


To the extent permitted by state and local law, in addition to being suitable for many individuals and institutional investors, the Treasury Securities Fund may be an appropriate investment for school districts and municipalities.

INTERMEDIATE GOVERNMENT SECURITIES FUND

The investment objective of the Fund is to preserve capital and maintain a high degree of liquidity while providing current income.


The Fund invests in U.S. Treasury obligations, futures on U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government. The Fund's dollar-weighted average maturity will ordinarily be approximately five years; however, the Sub-Adviser may vary this average maturity substantially in anticipation of a change in the interest rate environment. Nevertheless, under normal circumstances, the Fund will maintain a dollar-weighted average maturity of between three and ten years.


GNMA SECURITIES FUND

The investment objective of the Fund is to provide the highest level of current income consistent with preservation of capital and a high degree of liquidity.


The Fund invests primarily (at least 65% of its total assets under normal conditions) in mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"). Any remaining assets may consist of: (i) obligations of the U.S. Treasury; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government;
(iii) mortgage-backed securities issued by other government agencies and privately issued mortgage-backed securities rated at least A by an NRSRO; (iv) repurchase agreements involving any of such obligations; (v) shares of money market investment companies investing exclusively in such obligations; and (vi) futures on U.S. Treasury obligations. The Fund intends to maintain a position in Money Market instruments sufficient to provide a high degree of liquidity. The Fund may also engage in dollar rolls, short sales and interest rate swaps.


Under normal market conditions, the estimated average life of the Fund's holdings of mortgage pass-through and mortgage-backed securities will range between 4 and 10 years.

EQUITY GROWTH FUND

The investment objective of the Equity Growth Fund is capital appreciation.


The Fund invests primarily in a diversified portfolio of common stocks and convertible securities which are deemed to be undervalued in the marketplace at the time of purchase. Dividend income is an incidental consideration compared to growth of capital. In selecting securities for the Fund, factors that are likely to affect long-term capital appreciation will be evaluated. Such factors will include the issuer's background, industry position, historical returns on equity and the experience and qualifications of the management team. Holdings will be rotated between various market sectors based on economic analysis of the overall business cycle. The Fund invests primarily (normally at least 65% of its total assets under normal market conditions) in common stocks and convertible securities. The Fund may also invest in American Depositary Receipts ("ADRs") the underlying foreign issuers of which are located in developed countries and may buy and sell options and futures and options on futures.


GENERAL INVESTMENT POLICIES

The Prime Obligations and Treasury Securities Funds intend to comply with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Funds. Under these regulations, the Funds will maintain a dollar-weighted average maturity of

90 days or less and will acquire only "eligible securities" maturing in 397 days or less.

In order to meet liquidity needs and for temporary defensive purposes, each of the Intermediate Government, GNMA Securities and Equity Growth Funds may hold cash reserves, and may invest up to 100% of its assets in Money Market Instruments.

Debt rated BBB or Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.


Each Fund may purchase securities on a when-issued basis.


Each Fund reserves the right to engage in securities lending, although no Fund has the present intent of doing so. Each such Fund may also borrow money in amounts up to 33 1/3% of its net assets.

For additional information regarding permitted investments see "Description of Permitted Investments and Risk Factors" in this Prospectus and the Statement of Additional Information.


PORTFOLIO TURNOVER



The portfolio turnover rates for the fiscal year ended April 30, 1995, for the Intermediate Government Fund, GNMA Securities Fund, and the Equity Fund were 172%, 226% and 110%, respectively. Such turnover rates will likely result in higher brokerage commissions and higher levels of realized capital gains than if the turnover rates were lower.


INVESTMENT LIMITATIONS

Each Fund may not:


1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements involving such securities) if, as a result, more than 5% of total assets of the Fund would be invested in the securities of such issuer. With respect to the Intermediate Government, GNMA Securities and Equity Growth Funds, this restriction applies only to 75% of each Fund's assets.


2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities.

The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

FUNDAMENTAL POLICIES


Each Fund's investment objective and investment limitations are fundamental policies. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding voting securities.


THE ADVISER


Integra Trust Company (the "Adviser"), serves as the investment adviser for the Funds. The Adviser sets investment policies, and continuously reviews, supervises and administers each Fund's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies set by, the Directors of the Corporation.


Integra Trust Company, 300 Fourth Avenue, Pittsburgh, Pennsylvania 15278, is a wholly-owned subsidiary of Integra Financial Corporation. Prior to August, 1994, the Adviser had not previously served as the investment adviser to a mutual fund. However, the Adviser or its predecessor organizations have provided trust and asset management services for over 70 years. As of May 31, 1995, the Adviser had assets under management of approximately $8.9 billion.



The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.45%, for the Prime Obligations and Treasury Securities Funds, 0.70% for the Intermediate Government and GNMA Securities Funds and 0.85% for the Equity Growth Fund, based on each Fund's average daily net assets. The Adviser may from time to time waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time in the Adviser's sole discretion. For the fiscal year ended April 30, 1995, the Adviser received an advisory fee of .24%, .20%, .49%,
 .45% and .59% for the Prime Obligations, Treasury Securities, Intermediate Government, GNMA Securities, and Equity Growth Funds, respectively, based on each Fund's average daily net assets.



The Glass-Steagall Act restricts the securities activities of banks such as Integra Trust Company, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Corporation might have to make other investment advisory arrangements.


THE SUB-ADVISERS


The Prime Obligations, Treasury Securities, Intermediate Government and GNMA Securities Funds are managed on a day-to-day basis by Wellington Management Company ("WMC"). SunBank Capital Management N.A. ("SunBank", and together with WMC, the "Sub-Advisers") manages the Equity Growth Fund on a day-to-day basis.


The Sub-Advisers make investment decisions for these Funds and continuously review, supervise and administer the Funds' investment program, subject to the supervision of, and policies set by, the Adviser and the Directors.


WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of May 31, 1995, WMC had discretionary management authority with respect to approximately $94 billion of assets. WMC and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. Wellington Management Company, 75 State Street, Boston, Massachusetts 02109, is a Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John B. Neff.



As Sub-Adviser, WMC is entitled to a fee, calculated daily and paid monthly, at an annual rate of .075% of the aggregate average daily net assets of the Prime Obligations and Treasury Securities Funds up to $500 million, and .020% on such Funds' aggregate net assets in excess of $500 million, pro rated between each Fund based on their respective average daily net assets, and .18% on the first $50 million of the Intermediate Government and GNMA Securities Funds aggregate net assets, .15% on the next $50 million, .10% on the next $400 million and
 .075% on such

Fund's aggregate net assets in excess of $500 million, pro rated between each Fund based on their respective average daily net assets. WMC may from time to time waive all or a portion of its fee from the Adviser. For the fiscal year ended April 30, 1995, WMC received a fee from the Adviser of .075% for the Prime Obligations and the Treasury Securities Funds, and .15% for the Intermediate Government and GNMA Securities Funds, based on each Fund's average daily net assets.


PRIME OBLIGATIONS MONEY MARKET FUND AND TREASURY SECURITIES MONEY MARKET FUND


John Keogh, Senior Vice President of Wellington Management Company, has served as portfolio manager to the Prime Obligations and Treasury Securities Funds since their inception. Mr. Keogh has been an investment professional with Wellington Management Company since 1983.


INTERMEDIATE GOVERNMENT SECURITIES FUND AND GNMA SECURITIES FUND


Thomas L. Pappas, Vice President of Wellington Management Company, has served as portfolio manager to the Intermediate Government Securities and GNMA Securities Funds since their inception. Mr. Pappas has been an investment professional with Wellington Management Company since 1987.


EQUITY GROWTH FUND


As of May 31, 1995, SunBank had discretionary management authority with respect to approximately $42 billion of assets. The principal business address of SunBank is P.O. Box 3808, Orlando, Florida 32802. SunBank is entitled to a fee, calculated daily and paid monthly, at an annual rate of .30% of the average daily net assets of the Equity Growth Fund. SunBank may from time to time waive all or a portion of its fee from the Adviser. For the fiscal year ended April 30, 1995, the Sub-Adviser received from the Adviser an advisory fee of .30% for the Equity Growth Fund based on the Fund's average daily net assets.



Anthony Gray, Chief Investment Officer of SunBank has served as portfolio manager to the Equity Growth Fund since its inception. Mr. Gray has been with SunBank since 1979.


THE ADMINISTRATOR


SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Corporation with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel, and facilities. The Administrator also serves as shareholder servicing agent of the Funds.



The Administrator is entitled to a fee, which is calculated daily and paid monthly, at a maximum annual rate of 0.18% of the average daily net assets of the Intermediate Government, GNMA Securities and Equity Growth Funds, and 0.15% of the average daily net assets of the Prime Obligations and Treasury Securities Funds.


THE TRANSFER AGENT


DST Systems, Inc. ("DST" or the "Transfer Agent"), 210 W. 10th Street, Kansas City, Missouri 64105, serves as the transfer agent and dividend disbursing agent for the Corporation.


THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor. The Class A shares of the Corporation have a Rule 12b-1 Distribution Plan (the "Class A Plan"), under which such shares bear distribution expenses and related service fees at the annual rate of up to .25% of their average daily net assets. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

The Funds may execute brokerage or other agency transactions through the Distributor, for which the Distributor receives compensation.

HOW TO PURCHASE SHARES

Shares of the Funds may be purchased directly by mail, by wire or through an automatic investment plan ("AIP"). Shares may also be purchased through broker-dealers, including Integra Brokerage Services Company and Personal Investment Services, Inc., that have established a dealer agreement with the Distributor.

HOW TO PURCHASE BY MAIL


You may purchase Class A shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Inventor Funds (Fund Name)," P.O. Box 419320, Kansas City, Missouri 64141-6320. You may purchase more shares at any time by mailing payment also to DST at the above address. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.


You may obtain account application forms by calling the Fund at 1-800-6INVENT (1-800-646-8368).

HOW TO PURCHASE BY WIRE


You may purchase shares by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to DST and the wire instructions must include your account number. You must call the Fund at 1-800-6INVENT (1-800-646-8368) before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire; provided that the Federal funds wire is received by DST prior to 4:00 p.m., Eastern time for the Non-Money Market Funds and prior to 2:00 p.m., Eastern Time for the Money Market Funds. If DST does not receive notice by 4:00 p.m., Eastern time for the Non-Money Market Funds and prior to 2:00 p.m., Eastern Time for the Money Market Funds, on the Business Day of the wire, the order will be executed on the next Business Day.


HOW TO PURCHASE THROUGH AN AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in the Funds through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $25 per month. An AIP Application Form may be obtained by contacting the Fund at 1-800-6INVENT (1-800-646-8368). The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION


You may purchase shares of the Funds on any day on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days"). However, shares of the Funds cannot be purchased by Federal Reserve wire on Federal holidays restricting wire transfers. The minimum initial investment in any Fund is $500 ($250 for IRAs and $100 for officers, directors, employees, or retirees of Integra Trust Company, or its affiliates). The Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $25.


A purchase order for shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern Time for the Non-Money Market Funds and 2:00 p.m., Eastern Time for the Money Market Funds. The purchase price (the "Offering Price") of Class A shares is the net asset value next determined after the purchase order is effective plus any applicable sales charge.


The net asset value per share is determined as of the close of business of the New York Stock Exchange (currently 4:00 p.m., Eastern Time) for the Non-Money Market Funds and as of 2:00 p.m., Eastern Time for the Money Market Funds on each Business Day by dividing the total market value of that Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Purchases will be made in full and fractional shares calculated to three decimal places. The Prime Obligations and Treasury Securities Funds value their portfolio securities using the amortized cost method of valuation, which approximates market value. Pursuant to guidelines adopted and monitored by the Directors of the Corporation, each Fund may use a pricing service to provide market quotations or fair market valuations. A pricing service may derive such valuations through the use of a matrix system to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security. Although the methodology and procedures for determining net asset value are identical for both classes of a Fund, the net asset value per share of such classes may differ because of the distribution expenses charged to Class A shares.


The Corporation reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Corporation and/or its shareholders to accept such order.

Shareholders who own their shares of record and who desire to transfer registration of their shares should contact the Fund at 1-800-6INVENT (1-800-646-8368).

HOW TO PURCHASE THROUGH FINANCIAL
INSTITUTIONS

Shares may be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Corporation.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

SALES LOAD


The following table shows the regular sales charge on Class A shares of the Intermediate Government, GNMA Securities and Equity Growth Funds to a "single purchaser" (defined below) together with the sales charge that is reallowed to certain financial intermediaries (the "reallowance").

                SALES
                CHARGE         SALES        REALLOWANCE
                 AS A          CHARGE           AS
              PERCENTAGE        AS A        PERCENTAGE
                  OF         PERCENTAGE         OF
   AMOUNT      OFFERING        OF NET        OFFERING
     OF       PRICE PER        AMOUNT       PRICE PER
  PURCHASE      SHARE         INVESTED        SHARE
------------- ----------     ----------     ----------
Less than
$100,000         4.00%          4.17%          3.60%
$100,000 but
less than
$250,000         3.00%          3.09%          2.70%
$250,000 but
less than
$500,000         2.00%          2.04%          1.80%
$500,000 but
less than
$1,000,000       1.00%          1.01%           .90%
$1,000,000
and above        none           none           none

The sales charge shown in the table is the maximum sales charge that applies to sales of Class A shares of the Funds. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts additional to the commissions shown above. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Ordinarily, such promotional incentives will be offered uniformly to all dealers and will be predicated upon the amount of shares of the Funds sold by the dealer.

Under certain circumstances, reallowances of up to the entire sales charge may be paid to certain financial institutions, who might then be deemed to be "underwriters" under the Securities Act of 1933.

Reduced Sales Charge:
Rights of Accumulation

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A shares of the Funds sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Funds for their own account or for trust or custodial accounts for their minor children, and (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") including related plans of the same employer.

To exercise your right of accumulation based upon shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

Reduced Sales Charge: Letter of Intent

By submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase shares of the Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, you must notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply, and notify the Transfer Agent again at the time of later purchases that such purchases are applicable under the Letter.

Waiver of Sales Load


No sales charge is imposed on shares of the Funds: (i) issued as dividends and capital gain distributions; (ii) acquired through the exercise of exchange privileges described below; (iii) sold to officers, directors, employees, or retirees of the Corporation, Integra Financial Corporation and its subsidiaries and affiliates; (iv) sold to certain accounts for which the Adviser or subsidiaries, affiliates and correspondents of Integra Trust Company, serve in a fiduciary, agency or custodial capacity; (v) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Corporation is a party; (vi) purchased with the proceeds of distributions from employee benefit plans for which the Adviser or its affiliates act in a custodial or fiduciary capacity, (vii) purchased within thirty days of a redemption of Class A shares of such Funds (only up to the amount of such redemption) or (viii) sold to tax-exempt organizations enumerated in Section 501(c) of the Code or qualified employee benefit plans created under Sections 401, 403(b)(7) or 457 of the Code (but not IRAs or SEPs). Reduced sales charges are available on shares of the Funds sold to certain eligible customers of the Adviser or its affiliates. Please see the Statement of Additional Information for further information on reduced sales charges. You must notify the Transfer Agent at the time of your purchase if you are eligible for a waiver of the sales load.


An investor relying upon any of the categories of waivers of the sales charge must qualify such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

EXCHANGES

You may exchange Class A shares of any Fund for Class A shares of any other Fund at net asset value, plus any applicable sales charge. Shareholders that meet the investment criteria established for Class B shares may exchange Class A shares of any Fund for Class B shares of that Fund once Class B shares are made available by the Corporation.


Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. If an Exchange Request in good order is received by the Transfer Agent by 4:00 p.m., Eastern Time for the Non-Money Market Funds and 2:00 p.m., Eastern Time for the Money Market Funds, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the "new" fund may legally be sold.


Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Corporation reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $10 charge for wiring redemption proceeds to a shareholder's designated account. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a finan-cial institution should contact that institution for information on how to redeem shares.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.


If the redemption request exceeds $5,000, or if the request directs the proceeds to be sent or wired to an address different from that of record, DST may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption is for not more than $5,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at his or her address of record.


BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you, but there is a $10 charge for wiring redemption proceeds.

You may request a wire redemption by calling the Fund at 1-800-6INVENT (1-800-646-8368), who will add a wire charge of $10 to the amount of the redemption. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

Neither the Transfer Agent nor the Corporation will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Corporation and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. The Corporation or Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if it does not employ these procedures. Such procedures may include taping of telephone conversations.


ELECTRONIC FUNDS TRANSFER SERVICE



Electronic Funds Transfer Service lets you authorize electronic transfers of money to buy or sell shares of a Fund or move money between your bank account and your Fund account with one phone call. Allow two to three business days after the call for the transfer to take place. For money recently invested, allow normal check-clearing time (up to seven days) before redemption proceeds are sent to your bank. If you redeem by telephone and specifically request this service, you will not be charged the $10 wire fee applicable to same day wire redemptions.


SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Funds offer a Systematic Withdrawal Plan ("SWP"), which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $1,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain an SWP Application Form by contacting the Fund at 1-800-6INVENT (1-800-646-8368).


To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to DST.


It is generally not in your best interest to be participating in the SWP at the same time that you are purchasing additional shares if you have to pay a sales load in connection with such purchases.


CHECKWRITING SERVICE


You may redeem Shares by writing checks on your Money Market Fund account for $500 or more per check. Once you have signed and returned a signature card, you will receive a supply of checks. The check may be made payable to any person, and your account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, you may not use a check to close your account. These checks are free, but your account will be charged a fee of $10 on stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons.

OTHER INFORMATION REGARDING REDEMPTIONS


All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. Net asset value per share is determined as of the close of business of the New York Stock Exchange (currently 4:00 p.m., Eastern Time) for the Non-Money Market Funds and 2:00 p.m., Eastern Time for the Money Market Funds, on any Business Day.



Payment to shareholders for shares redeemed will be made within seven days after the Transfer Agent receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In such circumstances, the redemption request will be rejected by a Fund. Once a Fund has received good payment for the shares, a shareholder may submit another request for redemption.


Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value, if, because of redemptions, your account in any Fund has a value of less than the minimum initial purchase amount ($500; $250 for individual retirement accounts and $100 for directors, officers, employees, or retirees of the Adviser or its affiliates). Accordingly, if you purchase shares of any Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before any Fund exercises its right to redeem such shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least the minimum amount.

If market conditions are extraordinarily active or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail or other means.

PERFORMANCE


From time to time, each of the Intermediate Government, GNMA Securities and Equity Growth Funds may advertise yield and total return. In addition, the Prime Obligations and Treasury Securities Funds may advertise their current 7 day and effective yields. These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.


The "current yield" of the Prime Obligations and Treasury Securities Funds refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


The "yield" of a Fund refers to the income generated by a hypothetical investment, net of any sales charge imposed in such Fund over a thirty day period. This income is then "annualized," i.e., the income over thirty days is assumed to be generated over one year and is shown as a percentage of the investment.

The "total return" of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods, assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

For any Fund, the performance on Class B shares will normally be higher than that on Class A shares because of the sales load (when applicable) and distribution expenses charged to Class A shares.


Each Fund may periodically compare its performance to the performance of: other mutual funds tracked by mutual funds rating services (such as Lipper Analytical); financial and business publications and periodicals; broad groups of comparable mutual funds; unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or other investment alternatives. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may use long-term performance of these capital market indices to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.


The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES


The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or their Shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax conse-quences described below. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Corporation's other portfolios. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS


Each Fund distributes substantially all of its net investment income (including net short-term capital gains) and net capital gains to Shareholders. Dividends from a Fund's net investment company taxable income are taxable to its Shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Dividends paid by a Fund to corporate Shareholders will qualify for the deduction for dividends received by corporations to the extent attributable to dividends received by the Fund from domestic corporations. A portion of such dividends received may be subject to the alternative minimum tax. Distributions of net capital gains do not qualify for the dividends-received deduction and are taxable to Shareholders as long-term capital gains, regardless of how long Shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will provide annual reports to Shareholders of the federal income tax status of all distributions.


Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month, will be deemed to have been paid by the Fund and received by the Shareholders on December 31 of the year declared if paid by the Fund at any time during the following January.


Each Fund intends to make sufficient distributions prior to the end of the calendar year to avoid liability for federal excise tax.



With respect to investments which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its Shareholders, a Fund may have to sell portfolio securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.



Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular state. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Treasury obligations.



A sale, exchange or redemption of Fund Shares is generally a taxable transaction to the Shareholder; however, an exchange of Class A shares for Class B shares in the same Fund is not a taxable transaction.

GENERAL INFORMATION

THE CORPORATION

The Corporation was organized as a Maryland corporation under Articles of Incorporation dated April 22, 1994. The Articles of Incorporation permit the Corporation to offer separate portfolios of shares and different classes of each portfolio. In addition to the Funds, the Corporation consists of the following portfolios: Pennsylvania Tax-Exempt Money Market Fund and Pennsylvania Municipal Bond Fund. All consideration received by the Corporation for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to the liabilities related thereto.


The Corporation pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


DIRECTORS OF THE CORPORATION

The management and affairs of the Corporation are supervised by the Directors under the laws of the State of Maryland. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Corporation.

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. The Shareholders of each Fund will vote separately on matters pertaining solely to that Fund. The Shareholders of each class of each Fund will vote separately on matters pertaining to its distribution plan. As a Maryland corporation, the Corporation is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Corporation and for the election of Directors under certain circumstances.

In addition, a Director may be removed by the remaining Directors or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Corporation. In the event that such a meeting is requested the Corporation will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Corporation issues unaudited financial information semi-annually and audited financial statements annually. The Corporation furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES


Shareholders should direct inquiries to the Inventor Funds, Inc., P.O. Box 419320 Kansas City, Missouri 64141-6320, or by calling 1-800-6INVENT (1-800-646-8368).


DIVIDENDS


Substantially all of the net investment income (exclusive of capital gains) is declared daily and paid monthly for each of the Money Market Funds, Intermediate Government and GNMA Securities Funds and is declared and paid monthly for the Equity Growth Fund. Shareholders of record on the last Business Day of each month will be entitled to receive the monthly dividend distribution, which is generally paid on the first Business Day of the following month. If any net capital gains are realized, they will be distributed by each Fund at least annually.

Shareholders automatically receive all income dividends and capital gains distributions in additional shares at the net asset value next determined on the payable date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the change.

Dividends and distributions of a Fund are paid on a per-share basis. The value of each share will be reduced by the amount of any such payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The dividends on Class A Shares of the Funds will normally be lower than those on Class B Shares because of the distribution expenses charged to Class A Shares.

COUNSEL AND INDEPENDENT ACCOUNTANTS


Morgan, Lewis & Bockius serves as counsel to the Corporation. Coopers & Lybrand L.L.P. serves as the independent accountants of the Corporation.


CUSTODIAN

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the "Custodian"), acts as custodian of the Corporation's assets. The Custodian holds cash, securities and other assets of the Corporation as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments for the various Funds and the various risk factors associated therewith:

AMERICAN DEPOSITARY RECEIPTS ("ADRs")-- ADRs are typically issued by a U.S. financial institution that evidence ownership of underlying securities issued by a foreign issuer. While the Funds expect to invest primarily in sponsored ADRs, a joint arrangement between the foreign issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute Shareholder communications or to pass-through the voting rights on the deposited securities. There may be less information available about a foreign issuer underlying an unsponsored ADR than a foreign issuer underlying a sponsored ADR.

BANKERS' ACCEPTANCES--bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

COMMERCIAL PAPER--the term used to designate unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary, generally from a few days to nine months.

CONVERTIBLE SECURITIES--are debt securities and preferred stock convertible into common stock. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

COMMON STOCKS--Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

DOLLAR ROLLS--Dollar Rolls are transactions in which securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into Dollar Rolls include the risk that the value of the security may change adversely over the term of the Dollar Roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

FIXED INCOME SECURITIES--The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

Stock index futures are futures contracts for various stock indices that are traded on regis-tered securities exchanges. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and futures options.


INTEREST RATE SWAP TRANSACTIONS--Interest rate swaps are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount for a specified period of time.


Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap Agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A Fund will enter into swaps only with counterparties believed to be creditworthy and any such obligation a Fund may have under such an arrangement will be covered by setting aside liquid high grade securities in a segregated account.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie se-curities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

Collateralized Mortgage Obligations ("CMOs"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Parallel Pay Securities; PAC Bonds: Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

REITs: REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OPTIONS--Under a call option the purchaser of the option has the right to purchase, and the writer the obligation to sell, the underlying security at the exercise price during the option period. Options written on individual securities are written solely as covered call options (options on securities owned by a Fund) and will not be engaged for speculative purposes. Such options will be listed on a national securities exchange. In order to close out an option position, a Fund may enter into a "closing purchase transaction"--the purchase of an option on the same security with the same exercise price and expiration date as the option previously written on any particular security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. There are risks associated with options investments, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by the Fund and the price of options; (3) there may not be liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in any rise in the market value of the underlying security.


RECEIPTS--Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), "Liquid Yield Option Notes" ("LYON's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGR's, LYON's and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury.



Securities denominated as TR's, TIGR's, LYON's and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying Permitted Investments.

REPURCHASE AGREEMENTS--Agreements by which a financial institution agrees to sell a security to a Fund and commits to repurchase the security at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The securities purchased by a Fund will be held as collateral by the Custodian and will be equal to at least 102% of the repurchase price. Repurchase agreements are considered to be loans by a Fund. The Corporation bears a risk of loss in the event the other party defaults on its obligations and the Corporation is delayed or prevented from its right to dispose of the collateral securities or if the Corporation realizes a loss on the sale of the collateral securities. A Sub-Adviser will enter into repurchase agreements on behalf of the Corporation only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Directors. Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended.


RESTRICTED AND ILLIQUID SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "Act"), or an exemption from registration. Illiquid Securities are securities that may not be sold within 7 days or less for approximately their carrying value. The Prime Obligations and Treasury Securities Funds may invest up to 10% of their net assets in illiquid securities. The Intermediate Government, GNMA and Equity Growth Funds are limited to 15% of their net assets in illiquid securities. Restricted securities eligible for resale pursuant to Rule 144A under the Act and privately placed commercial paper that have a readily available market are not considered illiquid for the purposes of this limitation. The Sub-Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors of the Corporation.



Rule 144A Securities are restricted securities that have not been registered under the Securities Act of 1933 but which may be traded between certain qualified institutional investors, including investment companies. The absence of a secondary market may affect the value of Rule 144A Securities.


Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.


SECURITIES LENDING--A Fund may lend the securities in which it is invested, in order to generate additional income, pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities as collateral equal to 100% of the market value at all times of the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.


SHORT SALES--Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

A Fund may also maintain short positions in forward currency exchange transactions, which involve the Fund's agreeing to exchange currency that it does not own at the time of such agreement for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund establishes with its custodian a segregated account consisting of cash or liquid, high grade debt securities equal to the fluctuating market value of the currency as to which any short position is being maintained.

U.S. GOVERNMENT AGENCY OBLIGATIONS-- certain federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Federal National Mortgage Association).

U.S. TREASURY OBLIGATIONS--bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Funds will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate. One form of when-issued or delayed delivery security that the GNMA Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.


RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS--Investments by money market funds are subject to limitations imposed under regulations adopted by the SEC. These regulations generally require money market funds to acquire only U.S. dollar obligations maturing in 397 days or less and to maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the funds may acquire only obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term-rating. In determining whether obligations are eligible securities, the rating of the issuer's commercial paper, if any, is used for the above tests. In addition, investments in second tier securities are subject to further constraints that (i) no more than 5% of a fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of each fund's total assets or $1 million. Each fund may invest up to 25% of its total assets in first tier securities of a single issuer for three business days.

                     [This page intentionally left blank.]

                                                  [INVENTOR FUNDS LOGO]

---------------------
INVENTOR FUNDS

INVESTMENT ADVISER

Integra Trust Company


SUB ADVISER

Weiss, Peck & Greer, L.L.C.


ADMINISTRATOR
SEI Financial Management Corporation

TRANSFER AGENT

DST Systems, Inc.


DISTRIBUTOR
SEI Financial Services Company

COUNSEL
Morgan, Lewis & Bockius

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.



INT-F-251-02


PROSPECTUS
PENNSYLVANIA TAX-EXEMPT
MONEY MARKET FUND

PENNSYLVANIA MUNICIPAL
BOND FUND


AUGUST 28, 1995

-------------------------------------------------------------------
TABLE OF CONTENTS


Summary......................     2
Expense Summary..............     4
Financial Highlights.........     6
The Corporation..............     7
Investment Objectives and
   Policies .................     7
Risk Factors.................     8
Investment Limitations.......     9
Fundamental Policies.........     9
The Adviser..................     9
The Sub-Adviser..............    10
The Administrator............    10
The Transfer Agent...........    10
The Distributor..............    11
How to Purchase Shares.......    11
Exchanges....................    14
Redemption of Shares.........    15
Performance..................    17
Taxes........................    18
General Information..........    19
Description of Permitted
   Investments
and Risk Factors.............    20

PROSPECTUS

                            [INVENTOR FUNDS LOGO]

                              Investment Adviser:

                  INTEGRA TRUST COMPANY, NATIONAL ASSOCIATION


Inventor Funds, Inc. (the "Corporation") is a mutual fund that seeks to provide a convenient means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the following Funds:

                   PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
                        PENNSYLVANIA MUNICIPAL BOND FUND

                                    CLASS A


Class A Shares of the Funds are offered to individuals and institutional investors, including customers of affiliates and correspondents of Integra Financial Corporation. Class A shares are sold with a front-end sales load that will be reduced or waived in certain circumstances. Integra Trust Company, National Association, the Funds' investment adviser, is an affiliate of Integra Financial Corporation.



THE CORPORATION'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING INTEGRA TRUST COMPANY, OR ITS AFFILIATES. THE CORPORATION'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


AS WITH ANY MUTUAL FUND, AN INVESTMENT IN THE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


This Prospectus sets forth concisely the basic information about the Funds and the Corporation that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 28, 1995, has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087-1658, or by calling 1-800-6INVENT (1-800-646-8368). The Statement of Additional Information is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AUGUST 28, 1995

                                    SUMMARY


Inventor Funds, Inc. (the "Corporation") is an open-end management investment company which provides a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Class A shares of the Corporation's Pennsylvania Tax-Exempt Money Market Fund and Pennsylvania Municipal Bond Fund (each a "Fund" and, together, the "Funds").


What are the Investment Objectives and Policies of each of Fund? THE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND seeks to provide current income exempt from regular federal income and Pennsylvania personal income taxes, consistent with stability of principal by investing in high quality debt obligations issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities ("Pennsylvania Municipal Securities"). THE PENNSYLVANIA MUNICIPAL BOND FUND seeks to provide current income exempt from both regular federal income and Pennsylvania personal income taxes while preserving capital by investing in investment grade Pennsylvania Municipal Securities. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors." There is no assurance that a Fund will meet its investment objective.

What are the Risks Involved with an Investment in the Funds? THE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND seeks to maintain a net asset value of $1.00 per share. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share on a continuous basis. Shares of the PENNSYLVANIA MUNICIPAL BOND FUND will fluctuate in value with the value of its underlying portfolio securities. Values of fixed income securities in which the Pennsylvania Municipal Bond Fund invests tend to vary inversely with interest rates and be affected by other market and economic factors as well. Both Funds are non-diversified portfolios that invest in Pennsylvania Municipal Securities, which entail certain risks involved in investing in municipal securities.


Who is the Adviser? Integra Trust Company serves as the Adviser of the Corporation. See "Expense Summary" and "The Adviser."



Who is the Sub-Adviser? Weiss, Peck & Greer, L.L.C. serves as Sub-Adviser to the Funds. See "The Sub-Adviser."



Who is the Administrator? SEI Financial Management Corporation serves as the Administrator and shareholder servicing agent of the Corporation. See "Expense Summary" and "The Administrator."



Who is the Transfer Agent? DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Corporation. See "The Transfer Agent."



Who is the Distributor? SEI Financial Services Company serves as distributor of the Corporation's shares. See "The Distributor."


How do I Purchase and Redeem Shares? Purchases and redemptions of shares may be made on any day on which both the New York Stock Exchange and the Federal Reserve wire systems are open for business ("Business Days"). A purchase order for shares will be executed at a per share price equal to the net asset value per share next determined after the receipt of the purchase order plus any applicable sales charges. The minimum initial investment is $500 ($100 for officers, directors, employees, or retirees of Integra Trust Company, and its affiliates). Net asset value is determined as of the close of business of the New York Stock Exchange (currently 4:00 p.m., Eastern Time) for the Pennsylvania Municipal Bond Fund on any Business Day and 2:00 p.m., Eastern Time for the Pennsylvania Tax-Exempt Money Market Fund, on any Business Day. Redemption orders must be placed prior to 4:00 p.m., Eastern Time for the Pennsylvania Municipal Bond Fund and 2:00 p.m., Eastern Time for the Pennsylvania Tax-Exempt Money Market Fund, on any Business Day for the order to be effective that day. See "Purchase of Shares" and "Redemption of Shares."


How are Dividends Paid? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

                                EXPENSE SUMMARY
                                                                         CLASS A


                                                         PENNSYLVANIA
                                                          TAX-EXEMPT           PENNSYLVANIA
                                                         MONEY MARKET         MUNICIPAL BOND
           SHAREHOLDER TRANSACTION EXPENSES                  FUND                  FUND

--------------------------------------------------------------------------------
Maximum Sales Load Imposed on
Purchases (as a percentage of offering price)            None                 4.00%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)                    None                 None
Maximum Contingent Deferred Sales Charge                 None                 None
Exchange Fee                                             None                 None
Wire Redemption Fee                                      $10                  $10
ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Advisory Fees
  (after fee waivers) (1)                                .21%                 .52%
Rule 12b-1 Fees (after fee waivers) (2)                  .00%                 .00%
Other Expenses                                           .34%                 .33%
Total Operating Expenses
  (after fee waivers) (3)                                .55%                 .85%


(1) The Adviser has agreed to waive a portion of its fees. The Adviser reserves the right to terminate the waiver at any time in its sole discretion. Absent such fee waivers, advisory fees would be .45% for the Pennsylvania Tax-Exempt Money Market Fund, and .70% for the Pennsylvania Municipal Bond Fund.

(2) The Class A Plan provides that Class A shares will bear the costs of distribution expenses and related service fees at the annual rate of .25% of each Fund's average daily net assets. The Distributor has agreed to voluntarily waive any fees payable pursuant to the Plan. The Distributor reserves the right to terminate this waiver at anytime in its sole discretion.


(3) Absent the Adviser's voluntary fee waivers and the Distributor's waiver of 12b-1 fees, total operating expenses would be 1.04% for the Pennsylvania Tax-Exempt Money Market Fund, and 1.36% for the Pennsylvania Municipal Bond Fund.

EXAMPLE
--------------------------------------------------------------------------------


                                                        1 yr.      3 yrs.      5 yrs.      10 yrs.


--------------------------------------------------------------------------------

An investor in a Fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:


Pennsylvania Tax-Exempt Money Market Fund                $  6        $18         $31         $ 69
Pennsylvania Municipal Bond Fund                         $ 48        $66         $85         $141


--------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. A person who purchases shares through a financial institution may be charged separate fees by that institution. The information set forth in the foregoing table and example relates only to Class A shares. The Funds also offer Class B shares, which are subject to the same expenses as Class A shares except that Class B shares bear no distribution costs or sales loads. Class B shares are currently not being offered for any Fund.



The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "How to Purchase Shares."



Long-term investors may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers, Inc. ("NASD").

FINANCIAL HIGHLIGHTS



The following information has been audited by Coopers & Lybrand L.L.P., the Trust's independent accountants, as indicated in their report dated June 9, 1995, on the Corporation's financial statements as of April 30, 1995, included in the Corporation's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Corporation's financial statements and notes thereto. Additional information is set forth in the 1995 Annual Report to Shareholders and is available without charge by calling 1-800-6INVENT.



FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                   NET REALIZED                  DISTRIBUTIONS
                            NET ASSET                   AND       DISTRIBUTIONS      FROM       NET ASSET           NET ASSETS
                              VALUE       NET       UNREALIZED      FROM NET       REALIZED       VALUE                END
                            BEGINNING  INVESTMENT      SALES       INVESTMENT       CAPITAL        END     TOTAL    OF PERIOD
                            OF PERIOD    INCOME    ON SECURITIES     INCOME          GAINS      OF PERIOD  RETURN     (000)
    ---------------------------------------------------------------------------------------------------------------------
-------------------------------
PENNSYLVANIA MUNICIPAL BOND
-------------------------------
 Class A
 1995(1)(3)................  $ 10.00     $ 0.29        $0.04         $ (0.29)           --       $ 10.04    3.38%+   $ 34,638
-------------------------------------------
PENNSYLVANIA TAX-EXEMPT MONEY MARKET
-------------------------------------------
 Class A
 1995(2)...................     1.00       0.02           --           (0.02)           --          1.00    2.32+      56,668

                                                                   RATIO OF NET
                              RATIO OF    INVESTMENT   TO AVERAGE   TO AVERAGE
                              EXPENSES      INCOME     NET ASSETS   NET ASSETS   PORTFOLIO
                             TO AVERAGE   TO AVERAGE   (EXCLUDING   (EXCLUDING   TURNOVER
                             NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)      RATE
    -----------------------
---------------------------
PENNSYLVANIA MUNICIPAL BOND
---------------------------
 Class A
 1995(1)(3)................     0.85%        4.05%        1.36%        3.54%          4%
---------------------------
PENNSYLVANIA TAX-EXEMPT MON
---------------------------
 Class A
 1995(2)...................     0.55         3.21         1.04         2.72          --



 + Returns are for the period indicated and have not been annualized.


(1) Commenced operations on August 10, 1994. All ratios for the period have been annualized.


(2) Commenced operations on August 8, 1994. All ratios for the period have been annualized.


(3) Total Return does not reflect the sales charge.

THE CORPORATION


Inventor Funds, Inc. (the "Corporation") is an open-end management investment company that offers common stock ("shares") in the Funds through separate Classes (Class A and Class B), which provide for variations in sales charges, distribution costs, voting rights and dividends. This Prospectus offers Class A shares of the Corporation's Pennsylvania Tax-Exempt Money Market Fund and Pennsylvania Municipal Bond Fund (each a "Fund" and, together, the "Funds"). Additional information pertaining to the Corporation may be obtained in writing from SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658 or by calling 1-800-6INVENT (1-800-646-8368).


INVESTMENT OBJECTIVES AND POLICIES

Each Fund has its own investment objectives and policies. There is no assurance that the investment objective of a Fund will be met.

PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND

The investment objective of the Fund is to provide current income exempt from regular federal income tax and Pennsylvania personal income taxes, consistent with stability of principal. It is a fundamental policy of the Fund to use its best efforts to maintain a constant net asset value of $1.00 per share.

The Fund intends to comply with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund.

The Fund invests primarily in Pennsylvania Municipal Securities (as defined below) with remaining maturities of 397 days or less. As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income taxes, but is not considered a preference item for purposes of the alternative minimum tax. Pennsylvania Municipal Securities are debt obligations issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Pennsylvania state income tax imposed upon non-corporate taxpayers.

Pennsylvania Municipal Securities in which the Fund invests must either be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality as determined by the Sub-Adviser to securities having such rating. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.


The Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis and reserves the right to engage in transactions involving standby commitments and repurchase agreements.



For temporary defensive purposes when, in the opinion of the Sub-Adviser, Pennsylvania Municipal Securities of sufficient quality are not readily available, the Fund can invest up to 100% of its assets in securities which pay interest exempt only from federal income taxes and in taxable securities.

PENNSYLVANIA MUNICIPAL BOND FUND

The Pennsylvania Municipal Bond Fund seeks to provide current income exempt from both regular federal income and Pennsylvania personal income tax while preserving capital.

The Pennsylvania Municipal Bond Fund invests primarily in investment grade Pennsylvania Municipal Securities that are bonds and municipal lease obligations. For these purposes, bonds include bonds, notes and debentures. The Fund has a fundamental policy to be fully invested under normal conditions in Pennsylvania Municipal Securities that produce interest exempt from both regular federal and Pennsylvania personal income tax. The Fund may invest up to 10% of its assets in Pennsylvania Municipal Securities the interest on which is a preference item for purposes of the alternative minimum tax.

Pennsylvania Municipal Securities in which the Fund invests either have the rating set forth below or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) bonds rated BBB or better by S&P or Baa or better by Moody's; (ii) notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Baa by Moody's. Pennsylvania Municipal Securities owned by the Fund which become less than the prescribed investment quality shall be sold at a time when, in the Adviser's judgment, it does not substantially impact the market value of the Fund.

Debt rated BBB or Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


The Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments and repurchase agreements.


The Fund will maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will have a maximum maturity of fifteen years.


For temporary defensive purposes when, in the opinion of the Sub-Adviser, Pennsylvania Municipal Securities of sufficient quality are not readily available, the Fund can invest up to 100% of its assets in securities which pay interest exempt only from federal income taxes and in taxable securities.


RISK FACTORS

Since each Fund invests primarily in Pennsylvania Municipal Securities, the value of its shares may be especially affected by factors pertaining to the Pennsylvania economy and other factors specifically affecting the ability of issuers of Pennsylvania Municipal Securities to meet their obligations. As a result, the value of each Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county and local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers of Pennsylvania Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. Further, payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in the state. Moreover, each Fund is classified as "non-diversified" because it may invest in obligations of a relatively limited number of issuers.

For additional information regarding permitted investments see "Description of Permitted Investments and Risk Factors" in this Prospectus and the Statement of Additional Information.

INVESTMENT LIMITATIONS

Each Fund may not:

1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities and securities issued by state and local governments.

The foregoing percentage limitation will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

FUNDAMENTAL POLICIES


Each Fund's investment objective and investment limitations are fundamental policies. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding voting securities.


THE ADVISER


Integra Trust Company (the "Adviser"), serves as the investment adviser for the Funds. The Adviser sets investment policies, and continuously reviews, supervises and administers each Fund's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies set by, the Directors of the Corporation.



Integra Trust Company, 300 Fourth Avenue, Pittsburgh, Pennsylvania 15278, is a wholly-owned subsidiary of Integra Financial Corporation. Prior to August, 1994, the Adviser had not previously served as the investment adviser to a mutual fund. However, the Adviser or its predecessor organizations have provided trust and asset management services for over 70 years. As of May 31, 1995, the Adviser had assets under management of approximately $8.9 billion.



The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .45% and .70% of the average daily net assets of the Pennsylvania Tax-Exempt Money Market Fund and the Pennsylvania Municipal Bond Fund, respectively. The Adviser may from time to time waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time in the Adviser's sole discretion. For the fiscal year ended April 30, 1995, the Adviser received an advisory fee of .22% and .53% from the Pennsylvania Tax-Exempt Money Market and the Pennsylvania Municipal Bond Funds, respectively, based on each Fund's average net assets.



The Glass-Steagall Act restricts the securities activities of banks such as Integra Trust Company, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Corporation might have to make other investment advisory arrangements.

THE SUB-ADVISER


Weiss, Peck & Greer, L.L.C. ("WPG" or the "Sub-Adviser") serves as the Pennsylvania Tax-Exempt Money Market and the Pennsylvania Municipal Bond Funds' investment sub-adviser under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser. Under the Sub-Advisory Agreement, WPG makes the investment decisions for the assets of the Funds, and continuously reviews, supervises and administers the Funds' investment program. WPG is independent of the Adviser and discharges its responsibilities subject to the supervision of, and policies set by, the Adviser and the Directors of the Corporation.



For its services, WPG is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .05% of the average daily net assets of the Pennsylvania Tax-Exempt Money Market Fund and .18% of the average daily net assets of the Pennsylvania Municipal Bond Fund. The Sub-Adviser may from time to time waive all or a portion of its fee from the Adviser. For the fiscal year ended April 30, 1995, WPG received a fee from the Adviser of .05% for the Pennsylvania Tax-Exempt Money Market Fund and .18% for the Pennsylvania Municipal Bond Fund based on each Fund's average daily net assets.



WPG is a limited liability company founded in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. At December 31, 1994, total assets under management were approximately $13 billion. The principal business address of WPG is One New York Plaza, New York, New York 10004.



Janet A. Fiorenza has served as the portfolio manager for the Pennsylvania Tax-Exempt Money Market Fund since its inception. Ms. Fiorenza, Principal and Senior Portfolio Manager, has been a member of WPG or its predecessor since 1980.



S. Blake Miller, CFA, has served as portfolio manager to the Pennsylvania Municipal Bond Fund. Mr. Miller is an associate Principal of the Tax-Exempt Fixed Income Management Department for the Sub-Adviser and has been a portfolio manager with the Sub-Adviser or its predecessor since 1986.


THE ADMINISTRATOR


SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Corporation with administrative services, including all fund accounting, regulatory reporting, necessary office space, equipment, personnel, and facilities. The Administrator also serves as shareholder servicing agent of the Funds.


The Administrator is entitled to a fee, calculated daily and paid monthly, at a maximum annual rate of .18% of the average daily net assets of the Pennsylvania Municipal Bond Fund, and .15% of the average daily net assets of the Pennsylvania Tax-Exempt Money Market Fund. The Administrator may from time to time waive all or a portion of its fee in order to limit the operating expenses of the Pennsylvania Municipal Bond Fund.

THE TRANSFER AGENT


DST Systems, Inc. ("DST" or "Transfer Agent"), 210 W. 10th Street, Kansas City, Missouri 64105, serves as transfer agent and dividend disbursing agent for the Corporation.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor. Class A shares of the Corporation have a Rule 12b-1 Distribution Plan (the "Class A Plan"), under which such shares bear distribution expenses and related service fees at the annual rate of up to .25% of their average daily net assets. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

The Funds may execute brokerage or other agency transactions through the Distributor for which the affiliate or the Distributor receives compensation.

HOW TO PURCHASE SHARES

Class A shares of the Funds may be purchased by mail, by wire or through an automatic investment plan ("AIP"). Shares may also be purchased through broker-dealers, including Integra Brokerage Services Company and Personal Investment Services, Inc., that have established a dealer agreement with the Distributor.

HOW TO PURCHASE BY MAIL


You may purchase Class A shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Inventor Funds (Fund Name)," P.O. Box 419320, Kansas City, Missouri 64141-6320. You may purchase more shares at any time by mailing payment to DST at the above address. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.


You may obtain Account Application forms by calling the Fund at 1-800-6INVENT (1-800-646-8368).

HOW TO PURCHASE BY WIRE


You may purchase shares by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to DST and the wire instructions must include your account number. You must call the Fund at 1-800-6INVENT (1-800-646-8368) before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire; provided that the Federal funds wire is received by DST prior to 4:00 p.m., Eastern Time for the Pennsylvania Municipal Bond Fund and 2:00 p.m., Eastern Time for the Pennsylvania Tax-Exempt Money Market Fund. If DST does not receive notice by 4:00 p.m., Eastern Time for the Pennsylvania Municipal Bond Fund and 2:00 p.m., Eastern Time for the Pennsylvania Tax-Exempt Money Market Fund, on the Business Day of the wire, the order will be executed on the next Business Day.


HOW TO PURCHASE THROUGH AN
AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in the Funds through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $25 per month. An AIP Application Form may be obtained by contacting the Fund at 1-800-6INVENT (1-800-646-8368). The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION

You may purchase Class A shares of the Funds on any day on which both the New York Stock

Exchange and Federal Reserve wire systems are open for business ("Business Days"). The minimum initial investment in any Fund is $500 ($100 for officers, directors, employees, or retirees of Integra Trust Company, or its affiliates). The Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $25.


A purchase order for shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern Time for the Pennsylvania Municipal Bond Fund and 2:00 p.m., Eastern Time for the Pennsylvania Tax-Exempt Money Market Fund. The purchase price (the "Offering Price") of Class A shares is the net asset value next determined after the purchase order is effective plus any applicable sales charge.


The net asset value per share is determined as of the close of business of the New York Stock Exchange (currently 4:00 p.m., Eastern Time) for the Pennsylvania Municipal Bond Fund and as of 2:00 p.m., Eastern Time for the Pennsylvania Tax-Exempt Money Market Fund on each Business Day by dividing the total market value of that Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Purchases will be made in full and fractional shares calculated to three decimal places. Pursuant to guidelines adopted and monitored by the Directors of the Corporation, each Fund may use a pricing service to provide market quotations or fair market valuations. A pricing service may derive such valuations through the use of a matrix system to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security. Although the methodology and procedures for determining net asset value are identical for both classes of a Fund, the net asset value per share of such classes may differ because of the distribution expenses charged to Class A shares.


The Corporation reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Corporation and/or its shareholders to accept such order.

Shareholders who own their shares of record and who desire to transfer registration of their shares should contact the Fund at 1-800-6INVENT (1-800-646-8368).

HOW TO PURCHASE THROUGH FINANCIAL
INSTITUTIONS

Shares may be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Corporation.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

SALES LOAD

The following table shows the regular sales charge on Class A shares of the Pennsylvania Municipal Bond Fund to a "single purchaser" (defined below) together with the sales charge that is reallowed to certain financial intermediaries (the "reallowance").

                SALES
                CHARGE         SALES        REALLOWANCE
                 AS A          CHARGE           AS
              PERCENTAGE        AS A        PERCENTAGE
                  OF         PERCENTAGE         OF
   AMOUNT      OFFERING        OF NET        OFFERING
     OF       PRICE PER        AMOUNT       PRICE PER
  PURCHASE      SHARE         INVESTED        SHARE
------------- ----------     ----------     ----------
Less than
$100,000         4.00%          4.17%          3.60%
$100,000 but
less than
$250,000         3.00%          3.09%          2.70%
$250,000 but
less than
$500,000         2.00%          2.04%          1.80%
$500,000 but
less than
$1,000,000       1.00%          1.01%           .90%
$1,000,000
and above        none           none           none

The sales charge shown in the table is the maximum sales charge that applies to sales of Class A shares of the Funds. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts additional to the commissions shown above. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Ordinarily, such promotional incentives will be offered uniformly to all dealers and will be predicated upon the amount of shares of the Funds sold by the dealer. Under certain circumstances, reallowances of up to the entire sales charge may be paid to certain financial institutions, who might then be deemed to be "underwriters" under the Securities Act of 1933.

Reduced Sales Charge:
Rights of Accumulation

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A shares of the Funds sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Funds for their own account or for trust or custodial accounts for their minor children, and (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") including related plans of the same employer.

To exercise your right of accumulation based upon shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

Reduced Sales Charge: Letter of Intent

By submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase shares of the Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, you must notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply, and notify the Transfer Agent again at the time of later purchases that such purchases are applicable under the Letter.

Waiver of Sales Load


No sales charge is imposed on shares of the Funds: (i) issued as dividends and capital gain distributions; (ii) acquired through the exercise of exchange privileges described below; (iii) sold to officers, directors, employees, or retirees of the Corporation, Integra Financial Corporation and its subsidiaries and affiliates; (iv) sold to certain accounts for which the Adviser or subsidiaries, affiliates and correspondents of Integra Trust Company, serve in a fiduciary, agency or custodial capacity; (v) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Corporation is a party; (vi) purchased with the proceeds of distributions from employee benefit plans for which the Adviser or its affiliates act in a custodial or fiduciary capacity; (vii) purchased within thirty days of a redemption of Class A shares of such Funds (only up to the amount of such redemption) or (viii) sold to tax-exempt organizations enumerated in Section 501(c) of the Code, or qualified employee benefit plans created under Sections 401, 403(b)(7) or 457 of the Code (but not IRAs or SEPs). Reduced sales charges are available on shares of the Funds sold to certain eligible customers. Please see the Statement of Additional Information for further information on reduced sales charges. You must notify the Transfer Agent at the time of your purchase if you are eligible for a waiver of the sales load.


An investor relying upon any of the categories of waivers of the sales charge must qualify such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

EXCHANGES

You may exchange Class A shares of any Fund for Class A shares of any other Fund at net asset value, plus any applicable sales charge. Shareholders that meet the investment criteria established for Class B shares may exchange Class A shares of any Fund for Class B shares of that Fund once Class B shares are made available by the Corporation.


Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. If an Exchange Request in good order is received by the Transfer Agent by 4:00 p.m., Eastern Time for the Pennsylvania Municipal Bond Fund and 2:00 p.m., Eastern Time for the Pennsylvania Tax-Exempt Money Market Fund, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the "new" fund may legally be sold.


Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Corporation reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $10 charge for wiring redemption proceeds to a shareholder's designated account. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that institution for information on how to redeem shares.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.


If the redemption request exceeds $5,000, or if the request directs the proceeds to be sent or wired to an address different from that of record, DST may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption is for not more than $5,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at his or her address of record.


BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you, but there is a $10 charge for wiring redemption proceeds.

You may request a wire redemption by calling the Fund at 1-800-6INVENT (1-800-646-8368), who will deduct a wire charge of $10 from the amount of the wire redemption. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

Neither the Transfer Agent nor the Corporation will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Corporation and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. The Corporation or the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if it does not employ these procedures. Such procedures may include taping of telephone conversations.


ELECTRONIC FUNDS TRANSFER SERVICE



Electronic Funds Transfer Service lets you authorize electronic transfers of money to buy or sell shares of a Fund or move money between your bank account and your Fund account with one phone call. Allow two to three business days after the call for the transfer to take place. For money recently invested, allow normal check-clearing time (up to seven days) before redemption proceeds are sent to your bank. If you redeem by telephone and, specifically request this service, you will not be charged the $10 wire fee applicable to same day wire redemptions.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Funds offer a Systematic Withdrawal Plan ("SWP"), which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $1,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain an SWP Application Form by contacting the Fund at 1-800-6INVENT (1-800-646-8368).


To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to DST.


It is generally not in your best interest to be participating in the SWP at the same time that you are purchasing additional shares if you have to pay a sales load in connection with such purchases.


CHECKWRITING SERVICE


You may redeem Shares by writing checks on your Pennsylvania Tax-Exempt Money Market Fund account for $500 or more per check. Once you have signed and returned a signature card, you will receive a supply of checks. The check may be made payable to any person, and your account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, you may not use a check to close your account. These checks are free, but your account will be charged a fee of $10 on stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons.

OTHER INFORMATION REGARDING REDEMPTIONS


All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. Net asset value per share is determined as of the close of business of the New York Stock Exchange (currently 4:00 p.m., Eastern Time) for the Pennsylvania Municipal Bond Fund and 2:00 p.m., Eastern Time for the Pennsylvania Tax-Exempt Money Market Fund, on any Business Day.



Payment to shareholders for shares redeemed will be made within seven days after the Transfer Agent receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In such circumstances, the redemption request will be rejected by a Fund. Once a Fund has received good payment for the shares, a shareholder may submit another request for redemption.


Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value, if, because of redemptions, your account in any Fund has a value of less than the minimum initial purchase amount (normally $500; and $100 for directors, officers, employees, or retirees of the Adviser or its affiliates). Accordingly, if you purchase shares of any Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before any Fund exercises its right to redeem such shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least the minimum amount.

If market conditions are extraordinarily active or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail or other means.

PERFORMANCE

From time to time, the Pennsylvania Municipal Bond Fund may advertise yield and total return. The Pennsylvania Tax-Exempt Money Market Fund may advertise its current yield and effective yield. Both Funds may advertise a tax-equivalent yield. These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

The "current yield" of the Pennsylvania Tax-Exempt Money Market Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The "yield" of the Pennsylvania Municipal Bond Fund refers to the income generated by a hypothetical investment, net of any sales charge imposed in the Fund over a thirty day period. This income is then "annualized," i.e., the income over thirty days is assumed to be generated over one year and is shown as a percentage of the investment.

"Tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the aftertax equivalent of a Fund's yield assuming certain tax brackets for the shareholder.

The "total return" of the Pennsylvania Municipal Bond Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods, assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

For the Funds, the performance on Class B shares will normally be higher than that on Class A shares because of the sales load (when applicable) and distribution expenses charged to Class A shares.


Each Fund may periodically compare its performance to the performance of: other mutual funds tracked by mutual funds rating services (such as Lipper Analytical); financial and business publications and periodicals; broad groups of comparable mutual funds; unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or other investment alternatives. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may use long-term performance of these capital market indices to demonstrate general long-term risk versus reward scenarios and may include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES


The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or their Shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax consequences described below. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Corporation's other portfolios. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS


Each Fund will distribute all of its net investment income (including net short-term capital gain) to its respective Shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consist of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a Shareholder's gross income for Federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.



Dividends from a Fund's net investment company taxable income are taxable to its Shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Distributions of net capital gains, if any, are taxable to Shareholders as long-term capital gains, regardless of how long Shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Neither of these distributions qualify for the dividends-received deduction. Each Fund will provide annual reports to Shareholders of the federal income tax status of all distributions.


Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month, will be deemed to have been paid by the Fund and received by the Shareholders on December 31 of the year declared if paid by the Fund at any time during the following January.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax.

A sale, exchange or redemption of Fund Shares is generally a taxable transaction to the Shareholder; however, an exchange of Class A shares for Class B shares in the same Fund is not a taxable transaction.


ADDITIONAL CONSIDERATIONS

The Funds may not be appropriate investments for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisers before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.

Shares of the Funds are not taxable for purposes of the Philadelphia School District Investment Net Income Tax (Philadelphia School District Tax) or the personal property tax imposed by Pennsylvania Counties, the City of Pittsburgh and the Pittsburgh School District to the extent that the Funds' investments consist of obligations which are themselves exempt from taxation in Pennsylvania. See the Statement of Additional Information.


While the Funds intend to invest primarily in obligations which produce interest exempt from Federal and Pennsylvania taxes, if a Fund invests in obligations that are not exempt for Federal and/or Pennsylvania purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.


GENERAL INFORMATION

THE CORPORATION

The Corporation was organized as a Maryland corporation under Articles of Incorporation dated April 22, 1994. The Articles of Incorporation permit the Corporation to offer separate portfolios of shares and different classes of each portfolio. In addition to the Funds, the Corporation consists of the following portfolios: Prime Obligations Money Market Fund, Treasury Securities Money Market Fund, Intermediate Government Securities Fund, GNMA Securities Fund, and Equity Growth Fund. All consideration received by the Corporation for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to the liabilities related thereto.


The Corporation pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


DIRECTORS OF THE CORPORATION

The management and affairs of the Corporation are supervised by the Directors under the laws of Maryland. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Corporation.

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. The Shareholders of each Fund will vote separately on matters pertaining solely to that Fund. The Shareholders of each class of each Fund will vote separately on matters pertaining to its distribution plan. As a Maryland corporation, the Corporation is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Corporation and for the election of Directors under certain circumstances.

In addition, a Director may be removed by the remaining Directors or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Corporation. In the event that such a meeting is requested the Corporation will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Corporation issues unaudited financial information semi-annually and audited financial statements annually. The Corporation furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES


Shareholders should direct inquiries to the Inventor Funds, Inc., P.O. Box 419320, Kansas City, Missouri 64141-6320, or by calling 1-800-6INVENT (1-800-646-8368).


DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) is declared daily and paid monthly for each Fund. Shareholders of record on the last Business Day of each month will be entitled to receive the monthly dividend distribution, which is generally paid on the first Business Day of the following month. If any net capital gains are realized, they will be distributed by each Fund at least annually.

Shareholders automatically receive all income dividends and capital gains distributions in additional shares at the net asset value next determined on the payable date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the change.

Dividends and distributions of a Fund are paid on a per-share basis. The value of each share will be reduced by the amount of any such payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The dividends on Class A shares of the Fund will normally be lower than those on Class B shares because of the distribution expenses charged to Class A shares.

COUNSEL AND INDEPENDENT ACCOUNTANTS


Morgan, Lewis & Bockius serves as counsel to the Corporation. Coopers & Lybrand L.L.P. serves as the independent accountants of the Corporation.


CUSTODIAN

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the "Custodian"), acts as custodian of the Corporation's assets. The Custodian holds cash, securities and other assets of the Corporation as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVEST-
MENTS AND RISK FACTORS

The following is a description of the permitted investments for the Funds and the various risks associated therewith:

BANKERS' ACCEPTANCES--bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--negotiable interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

COMMERCIAL PAPER--unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary, generally from a few days to nine months.

DEMAND FEATURES--The Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

FIXED INCOME SECURITIES--The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

MUNICIPAL LEASES--Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Directors, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES--Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

PARTICIPATION INTERESTS--Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

REPURCHASE AGREEMENTS--agreements by which a financial institution agrees to sell a security to a Fund and commits to repurchase the security at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The securities purchased by a Fund will be held as collateral by the Custodian and will be equal to at least 102% of the repurchase price. Repurchase agreements are considered to be loans by a Fund. The Corporation bears a risk of loss in the event the other party defaults on its obligations and the Corporation is delayed or prevented from its right to dispose of the collateral securities or if the Corporation realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Corporation only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Directors or dealers recognized by the Federal Reserve. Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended.


RESTRICTED AND ILLIQUID SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "Act"), or an exemption from registration. Illiquid securities are securities that may not be sold within 7 days or less for approximately their carrying value. The Pennsylvania Municipal Bond Fund and the Pennsylvania Tax-Exempt Money Market Fund may invest up to 15% and 10% of their net assets in illiquid securities, respectively. Restricted securities eligible for resale pursuant to Rule 144A under the Act and privately placed commercial paper that have a readily available market are not considered illiquid for the purposes of this limitation. The Sub-Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors of the Corporation.



Rule 144A Securities are restricted securities that have not been registered under the Securities Act of 1933 but which may be traded between certain qualified institutional investors, including investment companies. The ab-


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


sence of a secondary market may affect the value of Rule 144A Securities.



Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.


STANDBY COMMITMENTS--Some securities dealers are willing to sell Municipal Securities to the Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit the Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Pennsylvania Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to the Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Pennsylvania Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Fund enters into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

VARIABLE AND FLOATING RATE SECURITIES--Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such securities.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Funds will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.


RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS--Investments money market funds are subject to limitations imposed under regulations adopted by the SEC. These regulations generally require money market funds to acquire only U.S. dollar obligations maturing in 397 days or less and to maintain a dollarweighted average portfolio maturity of 90 days or less. In addition, the funds may acquire only obligations that present minimal

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

credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term-rating.

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